Financial instruments - Sensitivity analysis – exposure to interest rates – derivative financial instruments (Details) - Interest rate risk [member] R$ in Thousands	3 Months Ended
Mar. 31, 2025 BRL (R$)
Possible 25%
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Interest Rate, Percentage of Increase (Decrease)	25.00%
Possible 25% | CDI | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (710,263)
Possible 25% | CDI | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(89,057)
Possible 25% | SOFR | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (133,048)
Remote 50%
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Interest Rate, Percentage of Increase (Decrease)	50.00%
Remote 50% | CDI | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (1,419,548)
Remote 50% | CDI | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(174,810)
Remote 50% | SOFR | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(257,526)
Probable (base value) | CDI | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1,518,526)
Probable (base value) | CDI | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1,449,747)
Probable (base value) | SOFR | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (1,449,747)